Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	LAZARD RETIREMENT SERIES INC
Central Index Key	0001033669
Amendment Flag	false
Document Creation Date	Dec. 24, 2014
Document Effective Date	Dec. 24, 2014
Prospectus Date	Apr. 30, 2014